Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	Feb. 28, 2018	Feb. 28, 2017
Income Taxes Details Abstract
Net tax loss carry-forwards	$ (17,132,786)		$ 15,888,098	$ 11,627,532
Statutory rate	21.00%		21.00%	34.00%
Expected tax recovery	$ 3,597,885		$ 3,336,501	$ 3,953,361
Change in valuation allowance	(3,597,885)		(3,336,501)	(3,953,361)
Income tax provision
Components of deferred tax asset:
Non capital tax loss carry forwards	3,597,885		3,336,501	3,953,361
Less: valuation allowance	(3,597,885)		(3,336,501)	(3,953,361)
Net deferred tax asset